RELATED PARTIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Nov. 23, 2015	Oct. 15, 2014	Aug. 31, 2014	Aug. 21, 2014
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		$ 24,897		$ 67,992	$ 27,155
Revenue from Related Parties		1,562	$ 20,215	54,849	82,427
Debt Instrument, Face Amount						$ 117,917
Accounts Payable, Related Parties, Current		59,867		87,258
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party		65,000		120,000
Stock Issued During Period, Value, Issued for Services		136,532		134,270
Related Party Transaction, Purchases from Related Party		8,258		9,356
Accounts Payable [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties				3,242
Due to Related Parties		2,724		3,242
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount									$ 30,000
Customers [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		11,287		15,513	25,829
Advisory Board [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services				30,000
Payment to be Paid Related Party for Services Rendered		30,000
Stock to be Issued for Service		35,000
Related Party One [Member]
Related Party Transaction [Line Items]
Revenue from Related Parties		0	7,959	35,523	75,997
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		1,610		518	1,326
Revenue from Related Parties		1,158	1,498	4,800	$ 6,430
Related Party Two [Member] | Individual Counterparty [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		50,270		51,961
Revenue from Related Parties		404	$ 10,758	$ 14,527
Related Party Two [Member] | Individual Counterparty [Member] | Other Noncurrent Assets [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		38,270
Related Party Two [Member] | Individual Counterparty [Member] | Accounts Receivable [Member]
Related Party Transaction [Line Items]
Accounts Receivable, Related Parties		$ 12,000
Philip Thomas [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								6.00%
Debt Instrument, Maturity Date	Oct. 15, 2014
Interest Payable							$ 30,266